Prepayment, Deposits and Other Receivables	12 Months Ended
May 31, 2020
Prepayment Deposits And Other Receivables
Prepayment, Deposits and Other Receivables

Note 6 . Prepayment, deposits and other receivables

Prepaid expenses and other receivables consisted of the following at May 31, 2020 and May 31, 2019:

	As of
	May 31, 2020	May 31, 2019
Prepayment	110,382	-
Deposit	39,598	-
Other receivables	2,368,718	-
Total	$2,518,698	$-

As of May 31, 2020, the balance $39,598 represented the rental deposit and advanced payment to supplier, the balance $110,382 represented an outstanding prepaid expense and prepayment which included social security fee, housing fund, property management and employee receivables, the balance $2,368,718 represented other receivables, which included the employee receivables, VAT receivable and the receivable from other companies.